Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 218,551	$ 173,289
Less: Deferred financing costs and debt discounts	(3,377)	(3,527)
Total	215,174	169,762
Less - current portion	(68,473)	(19,417)
Long-term portion	$ 146,701	$ 150,345